Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Trade debtors	$ 1,492,391	$ 1,627,393
CMEI grant funds receivable		6,323,492
Loss allowance	(134,565)	(252,429)
Other receivables	758,973	459,718
Total trade and other receivables	$ 2,116,799	$ 8,158,174